ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of discounted fair value of the consideration transferred

Customer and related relationships	$39,578
Website	177,690
Total	$217,268

Schedule of Pro forma results

	Year ended December 31,
	2016	2015
Total revenue	$3,064,423	$3,189,217
Total expenses	6,048,465	5,194,111
Net loss attributable to common shareholders	$(3,264,724)	$(2,343,578)
Basic and diluted net loss per share	$(0.08)	$(0.07)

Schedule of summary of assets acquired

Inventory	$58,000
Intangibles – website	80,000
Intangibles – trade name	150,000
Intangibles – customer relationships	252,000
Intangibles – non compete agreements	120,000
Total assets acquired	$660,000

Schedule of Intangible Assets

	December 31,
	2016	2015
Website Acquisition Assets	$1,739,179	$1,054,444
Less: Accumulated Amortization	(581,045)	(328,911)
Less: Impairment Loss	(191,020)	(95,247)
Website Acquisition Assets, net	$967,114	$630,286